Derivative Financial Instruments - Details of notional amounts of investments in domestic currency and organized by the credit ratings of the issuances (Detail) - Dec. 31, 2017
$ in Thousands, $ in Thousands
	USD ($)	MXN ($)
Disclosure of credit risk exposure [line items]
Notional amount	$ 6,700,000	$ 23,500,000
mxAAA [member]
Disclosure of credit risk exposure [line items]
Notional amount		811,548
mxAA [member]
Disclosure of credit risk exposure [line items]
Notional amount		200,876
mxA [member]
Disclosure of credit risk exposure [line items]
Notional amount		$ 271,275